Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Agreements and Commitments and Contingencies [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
     Leases
     In November 2008, the Company executed a lease for a total of approximately 12,300 square feet of office space located in South San Francisco, California. The lease agreement is for an estimated 52 months. In May 2010, the Company executed a lease for approximately 3,900 square feet in Waltham, Massachusetts.
     During 2008, 2009 and for the first five months of 2010, the Company occupied approximately 11,000 square feet in Waltham, Massachusetts and approximately 600 square feet in Oxford, UK.
     The following table summarizes the rent expense by location for the years ended December 31, 2010, 2009 and 2008 (Amounts in thousands).

	2010	2009	2008
California	$512	$442	$311
Massachusetts	76	170	480
Oxford, UK	18	50	46

Total rent	$606	$662	$837

     The minimum annual rent commitments for the above leases are as follows: (Amounts in thousands)

2011	2012	2013	2014	Thereafter	Total
$494	$525	$134	$—	$—	$1,153